Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Significant Accounting Policies [Abstract]
Provision for expected credit losses
Cash surrender value of life insurance policies	55,587	55,884
Contract assets	571,982	37,012
Advance from customers	21,212	21,910
Revenue recognized	$ 21,910	$ 23,053